Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements of Comprehensive Income
NET INCOME	$ (972)	$ 15,439	$ 14,742
OTHER COMPREHENSIVE INCOME BEFORE TAX:
Change in unrealized gain (loss) on securities available-for-sale	(1,757)	(992)	1,830
Total other comprehensive income (loss) before tax	(1,757)	(992)	1,830
DEFERRED TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME	(615)	(347)	641
OTHER COMPREHENSIVE INCOME, NET OF TAX	(1,142)	(645)	1,189
COMPREHENSIVE INCOME	(2,114)	14,794	15,931
Green Bancorp, Inc.
Condensed Statements of Comprehensive Income
NET INCOME	(972)	15,439	14,743
OTHER COMPREHENSIVE INCOME BEFORE TAX:
Change in unrealized gain (loss) on securities available-for-sale	(1,757)	(992)	1,830
Total other comprehensive income (loss) before tax	(1,757)	(992)	1,830
DEFERRED TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME	(615)	(347)	641
OTHER COMPREHENSIVE INCOME, NET OF TAX	(1,142)	(645)	1,189
COMPREHENSIVE INCOME	$ (2,114)	$ 14,794	$ 15,932